130108 1

[redacted]

07050828

CERTNAS

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

1-33428

RECD S.E.C.
APR 2 5 2007
1086

Gary Sundick
Vice President
Listings/Investigations

By Facsimile and First Class Mail

April 25, 2007

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
MAY 0 1 2007
THOMSON
FINANCIAL

B

Dear Mr. Johnson:

This is to certify that on April 24, 2007, The Nasdaq Stock Market (the "Exchange") received from Pharmasset, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $.001 per value per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary Sundick

END

JB